Remuneration and other benefits paid to the Bank's directors and senior managers	12 Months Ended
Dec. 31, 2017
Related party transactions key personnel
Remuneration and other benefits paid to the Bank's directors and senior managers

5.    Remuneration and other benefits paid to the Bank’s directors and senior managers

The following section contains qualitative and quantitative disclosures on the remuneration paid to the members of the Board of Directors -both executive and non-executive directors- and senior managers for 2017 and 2016:

a)Remuneration of Directors

i.    Bylaw-stipulated emoluments

The annual General Meeting held on March 22, 2013 approved an amendment to the Bylaws, whereby the remuneration of directors in their capacity as board members became an annual fixed amount determined by the annual General Meeting. This amount shall remain in effect unless the shareholders resolve to change it at a general meeting. However, the Board of Directors may elect to reduce the amount in any years in which it deems such action justified. The remuneration established by the Annual General Meeting, was €6 million, with two components: (a) an annual emolument and (b) attendance fees.

The specific amount payable for the above-mentioned items to each of the directors is determined by the Board of Directors. For such purpose, it takes into consideration the positions held by each director on the Board, their membership of the Board and the board committees and their attendance of the meetings thereof, and any other objective circumstances considered by the Board.

The total bylaw-stipulated emoluments earned by the Directors in 2017 amounted to €4.7 million (€4.6 million in 2016).

Annual emolument

The amounts received individually by the directors in 2017 and 2016 based on the positions held by them on the board and their membership of the Board committees were as follows:

	Euros
	2017	2016
Members of the Board of Directors	87,500	85,000
Members of the executive committee	170,000	170,000
Members of the audit committee	40,000	40,000
Members of the appointments committee	25,000	25,000
Members of the remuneration committee	25,000	25,000
Members of the risk supervision, regulation and compliance oversight committee	40,000	40,000
Chairman of the audit committee	50,000	50,000
Chairman of the appointments committee	50,000	50,000
Chairman of the remuneration committee	50,000	50,000
Chairman of the risk, regulation and compliance oversight committee	50,000	50,000
Coordinating director	110,000	110,000
Non-executive deputy chairman	30,000	30,000

Attendance fees

The directors receive fees for attending board and committee meetings, excluding Executive Committee meetings, since no attendance fees are received for this committee.

By resolution of the Board of Directors, at the proposal of the remuneration committee, the fees for attending board and committee meetings -excluding Executive Committee meetings, for which no attendance fees have been established- were as follows:

	Euros
Meeting attendance fees	2017	2016
Board of Directors	2,600	2,500
Audit committee and risk supervision, regulation and compliance oversight committee	1,700	1,700
Other committees (except the executive committee)	1,500	1,500

ii.    Salaries

The executive directors receive salaries. In accordance with the policy approved by the annual general meeting, salaries are composed of a fixed annual remuneration and a variable remuneration consisting of a unique incentive, which is based on a deferred variable remuneration linked to multi-year objectives, which establishes the following payment scheme:

Establishes the following payments scheme:

•	40% of the variable remuneration amount, determined at year-end on the basis of the achievement of the established objectives, is paid immediately.
•

The remaining 60% is deferred over five years, as the case may be, in five portions provided that the conditions of permanence of the Group and non-concurrence of the malus clauses are met, taking into account the following accrual scheme.

•	The accrual of the first and second portion (payment in 2019 and 2020) is no subject to the long-term objectives.
•

The accrual of the third, fourth, and fifth portion (payment in 2021, 2022 and 2023), is also linked to certain objectives related to the period 2017-2019 and the metrics and scales associated with these objectives. The fulfilment of the objective determines the percentage to be applied to the deferred amount in these three annuities, being the maximum amount determined at the end of the 2017.

•	In accordance with current remuneration policies, the amounts already paid will be settled to a possible recovery (clawback) by the Bank during the period set out in the policy in force each moment.

The immediate payment (or short-term) as well as the deferred payment and subject to long-term goals will be settled 50% in cash and the remaining 50% in Santander shares.

iii.Detail by director

The detail, by Bank director, of the short-term (immediate) and deferred (not subject to long-term goals) remuneration for 2017 and 2016 is provided below:

	Thousands of euros
	2017															2016
	Bylaw-stipulated emoluments							Short-term and deferred (not subject to long-term goals) salaries of
	Annual emolument							executive directors
						Risk
						supervision,
						regulation and	Attendance		Variable –
						compliance	fees		Immediate payment		Deferred variable			Other
		Executive	Audit	Appointments	Remuneration	oversight	And		In	In	In	In		remuneration
Directors	Board	committee	committee	committee	committee	committee	commissions	Fixed	cash	shares	cash	shares	Total	(a)	Total	Total
Mrs. Ana Botín-Sanz de Sautuola y O’Shea	88	170	—	—	—	—	44	2,500	1,370	1,370	822	822	6,884	689	7,874	7,279
Mr. José Antonio Álvarez Álvarez	88	170	—	—	—	—	44	2,000	916	916	550	550	4,932	1,203	6,436	6,006
Mr. Rodrigo Echenique Gordillo	88	170	—	—	—	—	38	1,500	714	714	428	428	3,785	201	4,281	3,824
Mr. Matías Rodríguez Inciarte (1)	80	155	—	—	—	—	41	1,568	698	698	419	419	3,803	188	4,266	4,474
Mr. Guillermo de la Dehesa Romero	118	170	—	25	25	40	95	—	—	—	—	—	—	—	473	461
Mr. Bruce Carnegie-Brown	378	170	—	25	25	40	94	—	—	—	—	—	—	—	731	721
Mr. Ignacio Benjumea Cabeza de Vaca	88	170	—	25	25	40	97	—	—	—	—	—	—	106	550	945
Mr. Francisco Javier Botín-Sanz de
Sautuola y O’Shea (2)	88	—	—	—	—	—	36	—	—	—	—	—	—	—	124	115
Mrs. Sol Daurella Comadrán	88	—	—	25	25	—	69	—	—	—	—	—	—	—	207	191
Mr. Carlos Fernández González	88	—	40	25	—	40	93	—	—	—	—	—	—	—	285	254
Mrs. Esther Giménez-Salinas i Colomer	88	—	—	—	—	21	54	—	—	—	—	—	—	—	162	122
Mr. Ángel Jado Becerro de Bengoa (3)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	231
Mrs. Belén Romana García	138	—	40	—	—	40	80	—	—	—	—	—	—	—	297	219
Mrs. Isabel Tocino Biscarolasaga (4)	80	155	36	—	23	36	87	—	—	—	—	—	—	—	418	442
Mr. Juan Miguel Villar Mir	88	—	19	—	—	19	44	—	—	—	—	—	—	—	170	235
Mr. Homaira Akbari (5)	88	—	21	—	—	—	51	—	—	—	—	—	—	—	159	32
Mr. Ramiro Mato García Ansorena (6)	8	15	4	—	—	4	6	—	—	—	—	—	—	—	36	—
Total 2017	1,675	1,345	160	125	123	280	972	7,568	3,699	3,699	2,219	2,219	19,404	2,387	26,470	—
Total 2016	1,645	1,360	190	143	143	277	859	7,710	3,340	3,340	2,004	2,004	18,398	2,536		25,551
(1)

Ceased to be a member of the Board on November 28, 2017. This table shows the remuneration information until his ceased as a member of the board. The remuneration information for his performance as executive vice president since November 28, 2017 is included in the corresponding section.

(2)	All the amounts received were repaid to the Fundación Marcelino Botín.
(3)	Ceased to be a member of the board on September 27, 2016.
(4)	Ceased to be a member of the board on November 28, 2017.
(5)	Appointed director effective from September 27, 2016.
(6)	Appointed to be a member of the board.

(a)     Includes, inter alia, the life and medical insurance costs borne by the Group relating to Bank directors.

Following is the detail, by executive director, of the linked to multiannual objectives salaries, which will only be received if the conditions of continued service, non-applicability of “malus” clauses and, full achievement of the objectives established (or, as the case may be, of the minimum thresholds thereof, with the consequent reduction of the agreed-upon amount in the end of the year) in the terms described in Note 47.

	Thousands of euros
	2017			2016
	Variable subject to
	Long-term
	objectives(2)
	In cash	In shares	Total	Total (2)
Mrs. Ana Botín-Sanz de Sautuola y O’Shea	863	863	1,726	1,518
Mr. José Antonio Álvarez Álvarez	577	577	1,154	1,026
Mr. Rodrigo Echenique Gordillo	450	450	900	760
Mr. Matías Rodríguez Inciarte(1)	440	440	880	904
Total	2,330	2,330	4,660	4,208
(1)	Ceased to be a member of the board on November 28, 2017. The remuneration information for his performance as executive vice president is included in the corresponding section.
(2)

Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2021, 2022 and 2023, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of “malus” clauses and achievement of the objectives established. The fair value has been measured on the date of the concession of the scheme taking into account several possible behavioral assumptions (see Note 47).

Note 5.e) below includes disclosures on the shares delivered by virtue of the deferred remuneration schemes in place in previous years the conditions for delivery which were met in the corresponding years, and on the maximum number of shares receivable in future years in connection with the aforementioned 2017 and 2016 variable remuneration plans.

b)   Remuneration of the Board members as representatives of the Bank

By resolution of the executive committee, all the remuneration received by the Bank's directors who represent the Bank on the Boards of Directors of listed companies in which the Bank has a stake, paid by those companies and relating to appointments made on or after March 18, 2002 accrues to the Group. In 2017 and 2016 the Bank's directors did not receive any remuneration in respect of these representative duties.

Mr. Matías Rodríguez Inciarte received €42 thousand as non-executive director of U.C.I., S.A. in 2017 and 2016, respectively.

c)   Post-employment and other long-term benefits

In 2012, within the framework of the measures implemented by the Group in order to mitigate the risks arising from the defined-benefit pension obligations payable to certain employees, which led to an agreement with the workers' representatives to convert the defined-benefit obligations existing under the collective agreement into defined-contribution plans, the contracts of the executive directors and the other members of the Bank's senior management - the senior executives- which provided for defined-benefit pension obligations were amended to convert these obligations into a defined-contribution employee welfare system, which was externalized to Santander Seguros y Reaseguros, Compañía Aseguradora, S.A. This system grants the executive directors the right to receive a pension benefit upon retirement, regardless of whether or not they are employed by the Bank at the time, based on the contributions made to the aforementioned system, and replaced the right to receive a pension supplement which had previously been payable to them upon retirement. The new system expressly excludes any obligation of the Bank to the executive directors other than the conversion of the previous system into the new employee welfare system, which took place in 2012, and, as the case may be, the annual contributions to be made as described below[1]. In the event of pre-retirement, the executive directors who have not exercised the option to receive their pensions in the form of a lump sum are entitled to receive an annual emolument until the date of retirement.

1 As provided for in the contracts of the executive directors and members of senior management prior to their modification, Mr. Matías Rodríguez Inciarte had exercised the option to receive the accrued pensions -or amounts similar thereto- in the form of a lump sum -i.e. in a single payment-, which meant that no further pension benefit would accrue to them from that time, and the lump sum to be received, which would be updated at the agreed-upon interest rate, was fixed.

The initial balance for each executive director in the new defined-contribution welfare system was that corresponding to the market value of the assets in which the provisions for the respective accrued obligations had been invested, at the date on which the former pension obligations were converted into the new welfare system[2].

Since 2013 the Bank has made annual contributions to the employee welfare system for the benefit of the executive directors and senior executives, in proportion to their respective pensionable bases, until they leave the Group, or until their retirement from the Group, death or disability (including, as the case may be, during the pre-retirement period). No contributions are made for the executive directors and senior executives who, prior to the conversion of the defined-benefit pension obligations into the current defined-contribution employee welfare system, had exercised the option to receive their pension rights in a lump sum[3].

In accordance with the provisions of the remuneration regulations, contributions made that are calculated on variable remuneration are subject to the discretionary pension benefits regime. Under this regime, these contributions are subject to malus clauses and clawback according to the policy in force at any time and during the same period in which the variable remuneration is deferred. Likewise, they must be invested in Bank shares for a period of five years from the date of the termination of executive directors in the Group, whether or not as a result of retirement. After that period, the amount invested in shares will be invested together with the remainder of the accumulated balance of the executive director, or will be paid to him or her beneficiaries had there been any contingency covered by the forecasting system.

Following is a detail of the balances relating to each of the executive directors under the welfare system at December 31, 2017 and 2016:

	Thousands of
	euros
	2017	2016
Ms. Ana Botín-Sanz de Sautuola y O’Shea (1)	45,798	43,156
Mr. José Antonio Álvarez Álvarez	16,151	15,107
Mr. Rodrigo Echenique Gordillo (2)	13,957	14,294
Mr. Matías Rodríguez Inciarte (3)	—	48,230
	75,906	120,787
(1)	Includes the amounts relating to the period of provision of services at Banesto, externalized with another insurance company.
(2)

Executive director since January 16, 2015 Mr. Rodrigo Echenique Gordillo doesn´t participate in the pension system and the right to the bank to make contributions in its favor in this regard. The amount at December 31, 2017 and 2016, which correspond to him prior to his appointment as director of the bank executive director.

(3)	Ceased to be a member of the Board on November 28, 2017. The balance of his pensions rights as of December 31, 2017 is included in the Senior Managers section.

The payments made during 2017 to the members of the Board entitled to post-employment benefits amount to €0.9 million (€0.9 million in 2016).

Lastly, the contracts of the executive directors who had not exercised the option referred to above prior to the conversion of the defined-benefit pension obligations into the current welfare system include a supplementary welfare regime for the contingency of death (surviving spouse and child benefits) and permanent disability of serving directors.

2 In the case of Mr. Matías Rodríguez Inciarte, the initial balance corresponded to the amounts that were set when, as described above, they exercised the option to receive a lump sum, and includes the interest accrued on these amounts from that date.

3 Mr. Rodrigo Echenique Gordillo, appointed executive director on January 16, 2015, does not participate in the welfare system and is not entitled to have any contributions made in his favour by the Bank in this connection, notwithstanding the pension rights to which he was entitled prior to his appointment as executive director. In 2015, as a result of his appointment as chief executive officer, changes were introduced to the contract of Mr. José Antonio Álvarez Álvarez with respect to the pension obligations stipulated in his senior management contract. The annual contribution to the employee welfare system was thereafter calculated as 55% of the sum of: (i) the fixed annual remuneration; and (ii) 30% of the arithmetic mean of the last three gross amounts of variable remuneration. The pensionable base in the event of death or disability is 100% of his fixed remuneration. Under his senior management contract the annual contribution was 55.93% of his fixed remuneration, and the pensionable base in the event of death or disability was 100% of his fixed remuneration.

The provisions recognized in 2017 and 2016 for retirement pensions and supplementary benefits (surviving spouse and child benefits, and permanent disability) were as follows:

	Thousands of
	euros
	2017	2016
Ms. Ana Botín-Sanz de Sautuola y O’Shea	2,707	2,521
Mr. José Antonio Álvarez Álvarez	2,456	2,249
	5,163	4,770

d)   Insurance

The Group has taken out life insurance policies for the Bank's directors, who will be entitled to receive benefits if they are declared disabled; in the event of death, the benefits will be payable to their heirs. The premiums paid by the Group are included in the Other remuneration column of the table shown in Note 5.a.iii above. Also, the following table provides information on the sums insured for the Bank's executive directors:

	Insured capital
	(Thousands of euros)
	2017	2016
Ms. Ana Botín-Sanz de Sautuola y O’Shea	7,500	7,500
Mr. José Antonio Álvarez Álvarez	6,000	6,000
Mr. Rodrigo Echenique Gordillo	4,500	4,500
Mr. Matías Rodríguez Inciarte (1)	—	5,131
	18,000	23,131
(1)	Ceased to be member of the board on November 28, 2017.

During years 2017 and 2016, the Group has disbursed a total amount of €10.5 and 9.3 million, respectively, for the payment of civil-liability insurance premiums. These premiums correspond to several civil-liability insurance policies that hedge, among others, directors, senior executives and other managers and employees of the Group and the Bank itself as well as its subsidiaries, in light of various types of potential claims, for which it is not possible to disaggregate or individualize the amount that correspond to the directors and executives.

At December 31, 2017 and 2016, there were no obligations in this connection to other directors.

e)    Deferred variable remuneration systems

The following information relates to the maximum number of shares to which the executive directors are entitled at the beginning and end of 2017 and 2016 due to their participation in the deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to 2017 and prior years, as well as on the deliveries, whether shares or cash, made to them in 2017 and 2016 where the conditions for the receipt thereof had been met (see Note 47):

i) Deferred conditional variable remuneration plan

From 2011 to 2015, the bonuses of executive directors and certain executives (including senior management) and employees who assume risk, who perform control functions or receive an overall remuneration that puts them on the same remuneration level as senior executives and employees who assume risk (all of whom are referred to as identified staff) have been approved by the Board of Directors and instrumented, respectively, through various cycles of the deferred conditional variable remuneration plan. Application of these cycles, insofar as they entail the delivery of shares to the plan beneficiaries, was authorized by the related Annual General Meetings.

The purpose of these plans is to defer a portion of the bonus of the plan beneficiaries (60% in the case of executive directors) over a period of five years (three years for the plans approved up to 2014) for it to be paid, where appropriate, in cash and in Santander shares; the other portion of the bonus is also to be paid in cash and Santander shares, upon commencement of the cycles, in accordance with the rules set forth below.

In addition to the requirement that the beneficiary remains in Santander Group's employ, the accrual of the deferred remuneration is conditional upon none of the following circumstances existing -in the opinion of the Board of Directors following a proposal of the remuneration committee- in relation to the corresponding year in the period prior to each of the deliveries: (i) poor financial performance of the Group; (ii) breach by the beneficiary of internal regulations, including, in particular, those relating to risks; (iii) material restatement of the Group's financial statements, except when it is required pursuant to a change in accounting standards; or (iv) significant changes in the Group's economic capital or its risk profile. All the foregoing shall in each case be governed by the rules of the relevant plan cycle.

On each delivery, the beneficiaries will be paid an amount in cash equal to the dividends paid for the amount deferred in shares and the interest on the amount deferred in cash. If the Santander Dividendo Elección scrip dividend scheme is applied, payment will based on the price offered by the Bank for the bonus share rights corresponding to those shares.

The maximum number of shares to be delivered is calculated taking into account the daily volume-weighted average prices for the 15 trading sessions prior to the date on which the Board of Directors approves the bonus for the Bank's Executive Directors for each year.

This plan and the Performance Shares (ILP) plan described below have been integrated in the deferred variable compensation plan linked to multiannual objectives, in the terms approved by the General Meeting of Shareholders held on April 7, 2017.

ii) Performance shares plan (ILP)

The table below shows the maximum number of shares to which the executive directors are entitled, as part of their variable remuneration for 2015, as a result of their participation in the ILP (see Note 47).

Maximum number of shares ILP (Thousands of euros) 2015 (1)
2017

Ms. Ana Botín-Sanz de Sautuola y O’Shea	187,070
Mr. José Antonio Álvarez Álvarez	126,279
Mr. Rodrigo Echenique Gordillo	93,540
Mr. Matías Rodríguez Inciarte (2)	145,922
406,899
(1)

A proposal from the remuneration committee, the board of directors resolved to increase the number of shares to mitigate the dilutive effect of the capital increase with pre-emptive subscription rights of July 2017 as described in iv) below. The actions derived from this adjustment are 5,967 shares.

(2)

Ceased to be member of the board on November 28, 2017. The maximum number of shares corresponding to the plan held as of December 31, 2017 was 145,922 shares, including those approved to mitigate the dilutive effect of the capital increase with pre-emptive subscription rights of July 2017.

The accrual of the ILP and its amount are conditional on the behavior of certain metrics of Banco Santander between 2015 and 2017, as well as compliance with the remaining conditions of the plan until the end of the accrual period (December 31, 2018). Having finalized 2018, the corresponding amounts to be received by each exclusive director in relation to ILP (the ILP accrued amount) can be determined.

The shares to be delivered in 2019 to executive directors based on compliance with the related multiannual target are conditional, in addition to the requirement that the beneficiary remains in the Group's employ, with the exceptions included in the plan regulations, upon none of the following circumstances existing -in the opinion of the Board of Directors following a proposal of the remuneration committee-, during the period prior to the delivery, as a result of actions performed in the year to which the plan relates: (i) poor financial performance of the Group; (ii) breach by the beneficiary of internal regulations, including, in particular, those relating to risks; (iii) material restatement of the Group's financial statements, except when it is required pursuant to a change in accounting standards; or (iv) significant changes in the Group's economic capital or risk profile.

With regards to the ILP of 2014, once fiscal years 2016 and 2017 have finished, the annual amount that, in each case, corresponds to each executive director after applying the percentage that results from the relevant metric (see Note 47) to one third of the agreed ILP amount, will be determined. For the accrual in 2017 and 2018, the referral RTA is the one that accumulates between January 1, 2014 and December 31, 2016 and until January 1, 2014. In both financial years, the position achieved in the RTA has not been such that determines the accrual of the second and third thirds; therefore, it has expired.

iii) Deferred variable compensation plan linked to multiannual objectives

In 2016, with the aim of simplifying the remuneration structure, improving risk adjustment before and increasing the incidence of long-term objectives, the bonus plan (deferred and conditioned variable compensation plan) and ILP has been implemented. In 2017 the second cycle corresponding to the same plan was approved. The variable remuneration of executive directors and certain executives (including senior management) corresponding to 2017 has been approved by the Board of Directors and implemented through the first cycle of the deferred variable remuneration plan linked to multi-year objectives. The application of the plan, thus far as it entails the delivery of shares to the beneficiaries of the plan, was authorized by the annual General Meeting of Shareholders.

As indicated in section a.ii of this Note, 60% of the variable remuneration amount is deferred for five years (three years for certain beneficiaries, not including executive directors), for their payment, where appropriate by fifth parties provided that the conditions of permanence in the group and non-concurrence of the clauses malus are met, according to the following accrual scheme:

•	The accrual of the first and second parts (installment in 2019 and 2020) is not subject to the fulfilment of long-term objectives.
•

The accrual of the third, fourth and fifth parts is linked to the fulfilment of certain objectives related to the period 2017‑2019 and the metrics and scales associated with those objectives. These objectives are:

o	the growth of consolidated earnings per share in 2019 compared to 2016;
o	the relative performance of the Bank’s total shareholder return (RTA) in the period 2017‑2019 in relation to the weighted RTAs of a reference group of 17 credit institutions;
o	compliance with the fully loaded ordinary level 1 capital objective for the year 2019;

The degree of compliance with the above objectives determines the percentage to be applied to the deferred amount in these three annuities, the maximum being the amount determined at the end of the year 2017.

Both the immediate (short-term) and the deferred (long-term and conditioned) part are paid 50% in cash and the remaining 50% in Santander shares.

The accrual of deferred amounts (whether or not subject to performance measures) is conditioned, in addition to the permanence of the beneficiary in the Group, to the fact that during the period prior to each of the deliveries, none of the circumstances giving rise to the malus clause as set out in the Group's remuneration policy in its chapter related to malus and clawback. Likewise, the already paid amounts of the incentive will be subject to its possible recovery (clawback) by the Bank in the cases and during the term foreseen in said policy, always in the terms and conditions that are foreseen in it.

The application of malus and clawback is activated in cases in which there is poor financial performance of the entity as a whole or of a specific division or area of the entity or of the exposures generated by the personnel, and at least the following factors must be considered:

(i)	Significant failures in risk management committed by the entity, or by a business unit or risk control.
(ii)	The increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures.
(iii)	Regulatory sanctions or judicial sentences from events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity.
(iv)

(Irregular conduct, whether individual or collective. The negative effects derived from the marketing of inappropriate products and the responsibilities of the people or bodies that made those decisions will be specially considered.

The accrual of deferred compensation linked to the multiannual objectives of executive directors (and senior management) is conditioned, in addition to the permanence of the beneficiary in the Santander Group, in the opinion of the Board of Directors, at the proposal of the remuneration committee, none of the following circumstances in relation to the corresponding period during the period prior to each of the deliveries: (i) poor financial performance of the Group; (ii) breach by the beneficiary of the internal regulations, including in particular that relating to risks; (iii) material restatement of the Group's financial statements, except when appropriate under a change in accounting regulations; or (iv) significant variations in the Group's economic capital or risk profile. All this, in each case, with the exceptions and as provided in the regulation of the plan.

The application of clawback will be supplemented by that of malus, so that it will take place when it is considered insufficient to collect the effects that the event must have on the assigned variable remuneration. The application of clawback will be decided by the Board of Directors on the proposal of the remuneration committee and cannot be proposed once the last payment in shares corresponding to the plan is made in 2024.

The maximum number of shares to be delivered is calculated by taking into account the weighted average daily volume of weighted average prices for the fifteen trading sessions prior to the previous Friday (excluded) the date on which the bond is agreed by the board of executive directors of the Bank.

iv) Shares assigned by deferred variable remuneration plans

The following table shows the number of Santander shares assigned to each executive director and pending delivery as of January 1, 2016, December 31, 2016 and 2017, as well as the gross shares that were delivered to them in 2016 and 2017, either in the form of an immediate payment or a deferred payment. In this case after having been appraised by the board, at the proposal of the remuneration committee that the corresponding one-third of each plan had accrued. They bring cause of each of the plans through which the variable remunerations of deferred conditional variable remuneration plan 2012, 2013, 2014 and 2015 and of the deferred conditional and linked to multiannual objectives 2016 and 2017.

In order to mitigate the dilutive effect (and, therefore, not linked to the performance of the Group) of the capital increase with preferential subscription rights of the Bank that look place on July 2017 in certain cycles of the deferred compensation and long term incentive plans, the increase in the number of shares to be delivered to its beneficiaries was approved, considering for this a valuation of preferential subscription rights equivalent to their theoretical value, €0.1047 per right. The effect of increasing the number of shares is detailed in the corresponding column of the table below.

													Variable
	Maximum	Shares delivered	Shares delivered	Shares delivered	Shares delivered	Variable	Maximum	Shares delivered	Shares delivered		Shares	Shares	remuneration
	number of	in 2016	in 2016	in 2016	in 2016	remuneration	number	in 2017	in 2017	Shares delivered	Delivered	arising form	2017	Maximum
	shares to be	(immediate	(deferred	(deferred	(deferred	2016 (maximum	of shares to be	(immediate	(deferred	in 2017 (deferred	in 2017 (deferred	the capital	(maximum	number of shares
	delivered at	payment 2015	payment 2014	payment 2013	payment 2012	number of	delivered at	payment 2016	payment 2015	payment 2014	payment 2013	increase of	number of	to be delivered at
	January 1,	variable	variable	variable	variable	shares to be	December 31,	variable	variable	variable	variable	July	shares to be	December 31,
Share-based variable remuneration	2016	remuneration)	remuneration)	remuneration)	remuneration)	delivered)	2016	remuneration)	remuneration)	remuneration)	remuneration)	2017	delivered) (1)	2017(4)
2012 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	34,958				(34,958)
Mr. José Antonio Álvarez Álvarez(2)	24,046				(24,046)
Mr. Matías Rodríguez Inciarte	41,529				(41,529)
	100,533				(100,533)
2013 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	66,241			(33,121)			33,120				(33,120)
Mr. José Antonio Álvarez Álvarez(2)	39,121			(19,560)			19,561				(19,561)
Mr. Matías Rodríguez Inciarte	69,093			(34,546)			34,547				(34,547)
	174,455			(87,227)			87,228				(87,228)
2014 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	182,444		(60,814)				121,630			(60,814)		905		61,721
Mr. José Antonio Álvarez Álvarez (2)	78,726		(26,242)				52,484			(26,242)		390		26,632
Mr. Matías Rodríguez Inciarte (3)	139,088		(46,363)				92,725			(46,363)		690		47,052
	400,258		(133,419)				266,839			(133,419)		1,985		135,405
2015 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	528,834	(211,534)					317,300		(63,460)			3,777		257,617
Mr. José Antonio Álvarez Álvarez (2)	351,523	(140,609)					210,914		(42,183)			2,511		171,242
Mr. Rodrigo Echenique Gordillo	260,388	(104,155)					156,233		(31,247)			1,860		126,846
Mr. Matías Rodríguez Inciarte	361,118	(144,447)					216,671		(43,334)			2,579		175,916
	1,501,863	(600,745)					901,118		(180,224)			10,727		731,621
2016 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea						592,043	592,043	(236,817)				5,286		360,512
Mr. José Antonio Álvarez Álvarez (2)						399,607	399,607	(159,843)				3,568		243,332
Mr. Rodrigo Echenique Gordillo						295,972	295,972	(118,389)				2,643		180,226
Mr. Matías Rodríguez Inciarte						352,455	352,455	(140,982)				3,147		214,620
						1,640,077	1,640,077	(656,031)				14,644		998,690
2017 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea													574,375	574,375
Mr. José Antonio Álvarez Álvarez (2)													384,118	384,118
Mr. Rodrigo Echenique Gordillo													299,346	299,346
Mr. Matías Rodríguez Inciarte (3)													292,771	292,771
													1,550,610	1,550,610
(1)

For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfillment of multiannual objectives.

(2)	Maximum number of shares resulting from their participation in the corresponding plans during their stage as general manager.
(3)

Ceased to be a member of the Board on November 28, 2017. The shares corresponding to their variable remuneration between November 28, 2017 and January 2, 2018 as executive vice president on December 2, 2017 including in the Note 5.g.

(4)

In addition, Mr. Ignacio Benjumea Cabeza de Vaca maintains the right to a maximum of 199,234 shares arising from his participation in the corresponding plans during his term as executive vice president.

Also, the table below show the cash delivered in 2017 and 2016, by way of either immediate payment or deferred payment, in the latter case once the Board had determined, at the proposal of the remuneration committee that one-third relating to each plan had accrued:

	Thousands of euros
	2017		2016
		Cash		Cash paid
		paid (one-third of		(one-third of
		deferred		deferred
	Cash paid	payment	Cash paid	payment
	(immediate	2015, 2014	(immediate	2014, 2013
	payment 2016	and	payment 2015	and
	variable	2013 variable	variable	2012 variable
	remuneration)	remuneration)	remuneration)	remuneration)
Ms. Ana Botín-Sanz de Sautuola y O’Shea	1,205	825	840	826
Mr. José Antonio Álvarez Álvarez (1)	814	461	558	448
Mr. Rodrigo Echenique Gordillo	603	124	414	—
Mr. Matías Rodríguez Inciarte	718	690	574	784
	3,339	2,099	2,386	2,058
(1)	Includes paid cash corresponding to your participation in the corresponding plans during the time as executive vice president.

v) Information on former members of the Board of Directors

Following is information on the maximum number of shares to which former members of the Board of Directors who ceased in office prior to January 1, 2016 are entitled for their participation in the various deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to the years in which they were Executive Directors. Also set forth below is information on the deliveries, whether shares or cash, made in 2017 and 2016 to former board members, upon achievement of the conditions for the receipt thereof (see Note 47):

Maximum number of shares to be delivered (1)	2017	2016
Deferred conditional variable remuneration plan (2013)	—	80,718
Deferred conditional variable remuneration plan (2014)	101,537	200,097
Deferred conditional variable remuneration plan (2015)	67,472	83,103
Plan performance shares (ILP 2015)	51,447	50,693

Number of shares delivered	2017	2016
Deferred conditional variable remuneration plan (2012)	—	120,297
Deferred conditional variable remuneration plan (2013)	80,718	80,718
Deferred conditional variable remuneration plan (2014)	100,049	100,049
Deferred conditional variable remuneration plan (2015)	16,621	55,402
(1)

At the proposal of the remuneration committee, the board of directors approved adjusting the maximum number of shares to mitigate the dilutive effect of the capital increase with pre-emptive subscription rights of July 2017 as described in iv) below. The actions derived from this adjustment are 3,233 shares.

In addition, €1,224 thousand and €1,931 thousand relating to the deferred portion payable in cash on the aforementioned plans were paid each in 2017 and 2016.

f)     Loans

The Group's direct risk exposure to the Bank's directors and the guarantees provided for them are detailed below. These transactions were made on terms equivalent to those that prevail in arm's-length transactions or the related compensation in kind was recognized:

	Thousands of euros
	2017			2016
	Loans			Loans
	and			and
	credits	Guarantees	Total	credits	Guarantees	Total
Ms. Ana Botín-Sanz de Sautuola y O’Shea	10	—	10	—	—	—
Mr. José Antonio Álvarez	9	—	9	9	—	9
Mr. Bruce Carnegie-Brown	—	—	—	2	—	2
Mr. Matías Rodríguez Inciarte (1)	—	—	—	—	—	—
Mr. Rodrigo Echenique Gordillo	22	—	22	21	—	21
Mr. Javier Botín-Sanz de Sautuola y O'Shea	17	—	17	4	—	4
Mrs. Sol Daurella Comadran	27	—	27	25	—	25
Mr. Ignacio Benjumea Cabeza de Vaca	—	—	—	2	—	2
Mrs. Belen Romana Garcia	3	—	3	—	—	—
Mr. Guillermo de la Dehesa Romero	—	—	—	11	—	11
	88	—	88	74	—	74
(1)	Ceased to be a board director on November 28, 2017. On December 31, 2017, to loans and credits amounted to €13 thousands (€16 thousands in 2016).

g)   Senior managers

In 2016 the Bank's Board of Directors approved a series of appointments and organizational changes aimed at simplifying the Group’s organization and rendering it more competitive.

The table below includes the amounts relating to the short-term remuneration of the members of senior management at December 31, 2017 and those at December 31, 2016, excluding the remuneration of the executive directors, which is detailed above:

Thousands of euros
Short-term salaries and deferred remunation
Variable
remuneration
			(bonus) -		Deferred
			Immediate		variable
			payment		remuneration
	Number of		In	In	In	In	Other
Year	persons	Fixed	cash	shares (2)	cash	shares	remuneration (1)	Total
2017	19	17,847	8,879	8,879	4,052	4,052	7,348	51,058
2016	18	17,258	8,126	8,126	3,745	3,745	4,430	45,430
(1)	Includes other remuneration items such as life insurance premiums and localization aids totaling €692 thousand (2016: €557 thousand).
(2)	The amount of the immediate payment in shares for 2017 relates to Santander shares 1,430,143 (2016: 1,596,248 Santander shares) and 225,564 shares of Banco Santander Mexico, S.A.
(3)

Additional, and as a result of the incorporation and compensation agreements of long-term and deferred compensation lost in previous jobs, compensations have been agreed in 2017 for the amount of €4,650 thousand and 648,457 shares of Banco Santander. These compensations are partially subject to deferral and / or recovery in certain cases.

Also, the detail of the breakdown of the linked to multiannual objective salaries of the members of senior management at December 31, 2017 and 2016 is provided below. These remuneration payments shall be received, as the case may be, in the corresponding deferral periods upon achievement of the conditions stipulated for each payment (see Note 47).

	Thousands of euros
		Deferred salaries (1)
Year	Number of people	Cash payment	Share payment	Total
2017	19	4,255	4,255	8,510
2016	18	3,933	3,933	7,866
(1)

Relates in 2017 with the fair value of the maximum annual amounts for years 2021, 2022 and 2023 of the second cycle of the deferred conditional variable remuneration plan (2020, 2021 and 2022 for the first cycle of the deferred variable compensation plan linked to annual objectives for the year 2016).

Also, executive vice presidents who retired in 2017 and, therefore, were not members of senior management at year-end, received in 2016 salaries and other remuneration relating to their retirement amounting to €5,237 thousand, and remained entitled to long-term salary remuneration of €999 thousand.

Following is a detail of the maximum number of Santander shares that the members of senior management at each plan grant date (excluding executive directors) were entitled to receive at December 31, 2017 and 2016 relating to the deferred portion under the various plans then in force (see Note 47):

Maximum number of
shares to be delivered	2017	2016

Deferred conditional variable remuneration plan (2013)	—	271,996
Deferred conditional variable remuneration plan (2014)	323,424	759,950
Deferred conditional variable remuneration plan (2015)	1,296,424	1,981,670
Performance shares plan ILP (2015)	1,050,087	1,339,506
Deferred conditional variable remuneration plan and linked to objectives (2016)	1,854,495	1,954,431
Deferred conditional variable remuneration plan and linked to objectives (2017) (2)	1,779,302	—
(1)

At the proposal of the remuneration committee, the board of directors approved adjusting the maximum number of shares to mitigate the dilutive effect of the capital increase with pre-emptive subscription rights of July 2017 as described in iv) below. The actions derived from this adjustment are 66,339 shares.

(2)	Also, they were entitled to a maximum of 225,564 Banco Santander (México) S.A. shares at December 31, 2017.

In 2017 and 2016, since the conditions established in the corresponding deferred share-based remuneration schemes for prior years had been met, in addition to the payment of the related cash amounts, the following number of Santander shares was delivered to the executive vice presidents:

Number of shares delivered	2017	2016

Deferred conditional variable remuneration plan (2012)	—	251,445
Deferred conditional variable remuneration plan (2013)	226,766	271,996
Deferred conditional variable remuneration plan (2014)	318,690	379,978
Deferred conditional variable remuneration plan (2015)	349,725	—

As indicated in Note 5.c above, in 2012 the contracts of the members of the Bank's senior management which provided for defined-benefit pension obligations were amended to convert these obligations into a defined-contribution employee welfare system, which was externalized to Santander Seguros y Reaseguros Compañía Aseguradora, S.A. The new system grants the senior executives the right to receive a pension benefit upon retirement, regardless of whether or not they are in the Bank’s employ on that date, based on the contributions made to the aforementioned system, and replaces the right to receive a pension supplement which had previously been payable to them upon retirement. The new system expressly excludes any obligation of the Bank to the executives other than the conversion of the previous system into the new employee welfare system, which took place in 2012, and, as the case may be, the annual contributions to be made. In the event of pre-retirement, and up to the retirement date, senior managers appointed prior to September 2015 are entitled to receive an annual allowance.

Likewise, the contracts of certain senior managers include a supplementary pension scheme for cases of death (widowhood and orphans) and permanent disability in active employment.

In addition, in application of the provisions of the remuneration regulations, as of 2016 (inclusive), a discretionary pension benefit component of at least 15% of the total has been included in contributions to the pension system. Under the regime corresponding to these discretionary benefits, the contributions made that are calculated on variable remunerations are subject to malus and clawback clauses according to the policy in force at each moment and during the same period in which the variable remuneration is deferred.

Likewise, they must be invested in Bank shares for a period of five years from the date of the cessation of senior management in the Group, whether or not as a result of retirement. After that period, the amount invested in shares will be invested together with the rest of the accumulated balance of the senior manager, or he will be paid to him or her beneficiaries if there were any contingency covered by the forecasting system.

The balance as of December 31, 2017 in the pension system for those who were part of senior management during the year amounted to EUR: 118.7 million (EUR: 99.3 million in December 31, 2016).

The net charge to income corresponding to pension and supplementary benefits for widows, orphans and permanent invalidity amounted to €14.5 million in 2017 (EUR: 12.9 million in 2016).

In 2017 there is no payments in the form of a single payment of the annual voluntary pre-retirement allowance (EUR: 6.7 million in 2016).

Additionally, the capital insured by life and accident insurance at December 31, 2017 of this group amounts to €53.6 million (EUR: 59.1 million at December 31, 2016).

h)Post-employment benefits to former Directors and former executive vice presidents

The post-employment benefits and settlements paid in 2017 to former directors of the Bank, other than those detailed in Note 5.c amounted to €26.2 million (2016: €7.3 million). Also, the post-employment benefits and settlements paid in 2017 to former executive vice presidents amounted to €17.7 million (2016: €134.7 million).

Contributions to insurance policies that hedge pensions and complementary widowhood, orphanhood and permanent disability benefits to previous members of the Bank’s Management Board, amounted to €0.5 million in 2017 (€0.66 million in 2016). Likewise, contributions to insurance policies that hedge pensions and complementary widowhood, orphanhood and permanent disability benefits for previous managing directors amounted to €5.5 million in 2017 (€6.6 million in 2017)

In 2017 a period provision of €0.5 million (release of €0.3 million in 2016) was recognized in the consolidated income statement in connection with the Group's pension and similar obligations to former directors of the Bank (including insurance premiums for supplementary surviving spouse/child and permanent disability benefits), and a period provision of €5.6 million was also recognized in relation to former executive vice presidents (2016: a period provision of €0.5 million was recognized).

In addition, Provisions - Provision for pensions and similar obligations in the consolidated balance sheet as at December 31, 2017 included €81.8 million in respect of the post-employment benefit obligations to former Directors of the Bank (December 31, 2016: €96.8 million) and €175.8 million corresponding to former executive vice presidents (2016: €171 million).

i)Pre-retirement and retirement

The following executive directors will be entitled to take pre-retirement in the event of termination, if they have not yet reached the age of retirement, on the terms indicated below:

Ms. Ana Botín-Sanz de Sautuola y O’Shea will be entitled to take pre-retirement in the event of termination for reasons other than breach. In such case, she will be entitled to an annual emolument equivalent to her fixed remuneration plus 30% of the average of her latest amounts of variable remuneration, up to a maximum of three. This emolument would be reduced by up to 16% in the event of voluntary retirement before the age of 60. This assignment will be subject to malus and clawback conditions in effect for a period of 5 years. Mr. José Antonio Álvarez Álvarez will be entitled to take pre-retirement in the event of termination for reasons other than his own free will or breach. In such case, he will be entitled to an annual emolument equivalent to the fixed remuneration corresponding to him as executive vice president. This assignment will be subject to malus and clawback conditions in effect for a period of 5 years.

j)Contract termination

The executive directors and senior executives have indefinite-term employment contracts. Executive directors or senior executives whose contracts are terminated voluntarily or due to breach of duties are not entitled to receive any economic compensation. If the Bank terminates the contract for any other reason, they will be entitled to the corresponding legally-stipulated termination benefit, without prejudice to the compensation that corresponds to the non-competition obligations, as detailed in the remuneration policy of the directors

If the Bank were to terminate her contract, Ms. Ana Botín-Sanz de Sautuola y O’Shea would have to remain at the Bank’s disposal for a period of four months in order to ensure an adequate transition, and would receive her fixed salary during that period.

Other non-director members of the Group's senior management, other than those whose contracts were amended in 2012 as indicated above, have contracts which entitle them, in certain circumstances, to an extraordinary contribution to their welfare system in the event of termination for reasons other than voluntary redundancy, retirement, disability or serious breach of duties. These benefits are recognized as a provision for pensions and similar obligations and as a staff cost only when the employment relationship between the Bank and its executives is terminated before the normal retirement date.

k)Information on investments held by the directors in other companies and conflicts of interest

None of the members of the Board of Directors or persons related to them perform, as independent professionals or as employees, activities that involve effective competition, be it present or potential, with the activities of Banco Santander, or that, in any other way, place the directors in an ongoing conflict with the interests of Banco Santander.

Without prejudice to the foregoing, following is a detail of the declarations by the directors with respect to their equity interests in companies not related to the Group whose object is banking, financing or lending; and of the management or governing functions, if any, that the directors discharge thereat.

		Number of
Administrator	Denomination	shares	Functions
Dª. Ana Botín-Sanz de Sautuola y O’Shea	Bankinter, S.A. *	5,179,932	—
Mr. Bruce Neil Carnegie-Brown	Moneysupermarket.com Group plc	—	President (1)
	Lloyd’s of London Ltd	—	President (1)
D. Rodrigo Echenique Gordillo	Mitsubishi UFJ Financial Group *	17,500	—
			—
D. Guillermo de la Dehesa Romero	Goldman, Sachs & Co. (The Goldman Sachs Group, Inc.)	19,546	—
D. Javier Botín-Sanz de Sautuola y O’Shea	Bankinter, S.A.	6,929,853	—
	JB Capital Markets Sociedad de Valores, S.A.	2,077,198	President
Dª. Esther Giménez-Salinas i Colomer	Gawa Capital Partners, S.L.	—	Manager officer (1)
D. Ramiro Mato García-Ansorena	BNP Paribas	13,806	—

(*)Indirect ownership.

(1)	Non-executive.

With regard to situations of conflict of interest, as stipulated in Article 30 of the Rules and Regulations of the Board, the directors must notify the board of any direct or indirect conflict with the interests of the Bank in which they or persons related thereto may be involved. The director involved shall refrain from taking part in discussions or voting on any resolutions or decisions in which the director or any persons related thereto may have a conflict of interest.

Also, under Article 33 of the Rules and Regulations of the Board, following a favorable report by the audit committee, the board must authorize the transactions which the Bank performs with directors (unless the power to approve them is vested by law in the general meeting), excluding the transactions indicated in Article 33.2.

Accordingly, the related party transactions performed during the year met the conditions established in the Rules and Regulations of the Board not to require authorization of the governing bodies, or obtained such authorization, following a favorable report by the audit committee, after confirming that the consideration and the other conditions agreed upon were within market parameters.

In addition, other directors abstained from participating in and voting on the deliberations of the meetings of the Board of Directors or the board committees on 86 occasions in 2017. The breakdown of these 86 cases is as follows: 27 related to proposals for the appointment, re-election or removal of directors, or the appointment of members of the board committees or committees in Group companies; 25 related to matters connected with remuneration or the extension of loans or credits; 22 related to the debate of proposed financing or other lending transactions involving companies related to directors; and on 12 occasions the abstention occurred in connection with the annual verification of the directors’ status which, pursuant to Article 6.3 of the Rules and Regulations of the Board, was performed by the appointments committee.